Identification and Activities of the Company and Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Identification and Activities of the Company and Subsidiaries [Abstract]
Disclosure of information about employees [text block]
As of December 31, 2018, and December 31, 2017, the workforce was as follows:

	12/31/2018			12/31/2017
Employees	SQM S.A.	Other subsidiaries	Total	SQM S.A.	Other subsidiaries	Total
Executives	33	89	122	43	77	120
Professionals	115	1,078	1,193	143	942	1,085
Technicians and operators	260	3,287	3,547	248	3,177	3,425
Foreign employees	11	417	428	19	272	291
Overall total	419	4,871	5,290	453	4,468	4,921

Schedule of Shareholders stock and Ownership Percentage [Text Block]	The following information is derived from our registry and reports managed by the Central Securities Depository and informed to the CMF and the Chilean Stock Exchanges.

Shareholder as of December 31, 2018	No, of Series A with ownership	% of Series A shares	No, of Series B with ownership	% of Series B shares	% of total shares
Inversiones TLC SPA	62,556,568	43.80%	-	-	23.77%
Sociedad de Inversiones Pampa Calichera S.A. (*)	44,894,152	31.43%	10,093,154	8.38%	20.89%
The Bank of New York Mellon, ADRs	-	-	35,254,267	29.29%	13.39%
Potasios de Chile S.A. (*)	18,179,147	12.73%	-	-	6.91%
Banco de Chile via non-resident third party accounts	15,687	0.01%	10,703,812	8.89%	4.07%
Inversiones Global Mining (Chile) Limitada (*)	8,798,539	6.16%	-	-	3.34%
Banco Itaú through Corpbanca on behalf of foreign investors	-	-	8,085,730	6.72%	3.07%
Banco Santander via foreign investor accounts	-	-	7,138,685	5.93%	2.71%
Banchile C de B S A	528,092	0.37%	4,028,611	3.35%	1.73%
Inversiones la Esperanza de Chile Limitada	3,711,598	2.60%	46,500	0.04%	1.43%

(*) Total Pampa Group 32% ( 2.247.895 Series B shares are in the custody of different brokers).

Shareholder as of December 31, 2017	No, of Series A with ownership	% of Series A shares	No, of Series B with ownership	% of Series B shares	% of total shares
The Bank of New York Mellon, ADRs	-	-	54,599,961	45.36%	20.74%
Sociedad de Inversiones Pampa Calichera S.A. (*)	44,894,152	31.43%	7,007,688	5.82%	19.72%
Inversiones El Boldo Limitada	29,330,326	20.54%	16,363,546	13.59%	17.36%
Inversiones RAC Chile Limitada	19,200,242	13.44%	2,202,773	1.83%	8.13%
Potasios de Chile S.A. (*)	18,179,147	12.73%	-	-	6.91%
Inversiones PCS Chile Limitada	15,526,000	10.87%	1,600,000	1.33%	6.51%
Inversiones Global Mining (Chile) Limitada (*)	8,798,539	6.16%	-	-	3.34%
Banco de Chile via non-resident third party accounts	-	-	8,394,289	6.97%	3.19%
Banco Itau via Investor Accounts	19,125	0.01%	7,017,504	5.83%	2.67%
Banco Santander via foreign investor accounts	-	-	4,593,336	3.82%	1.75%
(*) Total Pampa Group 29,97%